Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Total benefit costs
Service costs on benefit obligation	SFr 60	SFr 60	SFr 55	SFr 120	SFr 109
Interest costs on benefit obligation	15	15	23	30	47
Expected return on plan assets	(120)	(123)	(109)	(243)	(219)
Amortization of recognized prior service cost/(credit)	(31)	(29)	(41)	(60)	(83)
Amortization of recognized actuarial losses/(gains)	93	93	87	186	174
Settlement losses/(gains)	2	(10)	2	(8)	5
Curtailment losses/(gains)	2	(1)	0	1	0
Special termination benefits	3	10	0	13	3
Net periodic benefit/(costs)	24	15	17	39	36
PBO
Service costs	60	60	55	120	109
Interest costs	15	15	23	30	47
Total amount recognized
Noncurrent assets	3,047	3,073		3,047		SFr 2,872
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	338			338
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				180
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	120	130	113	250	263
PBO
Service costs	120	SFr 130	SFr 113	250	263
Bank
Total amount recognized
Noncurrent assets	SFr 910			910		SFr 975
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation				250	272
PBO
Service costs				250	272
Bank | International
Total benefit costs
Service costs on benefit obligation				7	8
Interest costs on benefit obligation				25	37
Expected return on plan assets				(34)	(44)
Amortization of recognized prior service cost/(credit)				1	1
Amortization of recognized actuarial losses/(gains)				8	7
Settlement losses/(gains)				(10)	0
Net periodic benefit/(costs)				(3)	9
PBO
Service costs				7	8
Interest costs				25	SFr 37
Bank | International | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				16
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				10
Bank | International | Other post-retirement defined benefit plans
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				11
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 5